Debt - notes issued through the medium term note programme and other notes (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2019 EUR (€)	Sep. 30, 2019 CHF (SFr)	Jul. 31, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2015 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CHF (SFr)	Jan. 01, 2019 EUR (€)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt and Other					€ 14,528,000,000	€ 17,971,000,000			€ 12,901,000,000			€ 15,597,000,000
Notes Issued Through The Medium Term Note Programme [Member]
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program									€ 20,000,000,000
Medium Term Note Due September 30, 2019
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount | SFr		SFr 250,000,000
Coupon %									3.125%	3.125%	3.125%
Face amount | SFr											SFr 250,000,000
Medium Term Note Due September 30, 2019 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other					222,000,000				€ 0
Medium Term Note Due October 14, 2019
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount	€ 1,250,000,000
Coupon %									6.75%	6.75%	6.75%
Face amount									€ 1,250,000,000
Medium Term Note Due October 14, 2019 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other					1,250,000,000				0
Medium Term Notes | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other					5,079,000,000				€ 3,607,000,000
Medium Term Note Due March 15, 2018
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount				€ 1,250,000,000	1,250,000,000
Medium Term Note Due July 9, 2018
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount			€ 600,000,000		600,000,000
Medium Term Note Due March 23, 2017
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount						850,000,000
Medium Term Note Due June 12, 2017
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount						1,000,000,000
Medium Term Note Due November 22, 2017
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount						€ 385,000,000	SFr 450,000,000
Medium Term Note Due March 29, 2024
Disclosure of detailed information about borrowings [line items]
Coupon %									3.75%	3.75%	3.75%
Face amount									€ 1,250,000,000
Medium Term Note Due March 29, 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other					1,250,000,000				€ 1,250,000,000
Other Notes Due April 15, 2020
Disclosure of detailed information about borrowings [line items]
Debt and Other								€ 1,400,000,000					$ 1,500,000,000
Coupon %								4.50%	4.50%	4.50%	4.50%		4.50%
Face amount | $										$ 1,500,000,000
Other Notes Due April 15, 2020 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other					1,310,000,000				€ 1,335,000,000
Other Notes Due April 15, 2023
Disclosure of detailed information about borrowings [line items]
Debt and Other								€ 1,400,000,000					$ 1,500,000,000
Coupon %								5.25%	5.25%	5.25%	5.25%		5.25%
Face amount | $										$ 1,500,000,000
Proportion of ownership interest in subsidiary								100.00%
Other Notes Due April 15, 2023 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other					€ 1,310,000,000				€ 1,335,000,000